RESTRUCTURING AND OTHER EXPENSE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Restructuring Cost Activity

The following table summarizes the activity for the 2016 Restructuring Plan during 2018:
	Severance and Other Employee Related Costs	Facility Realignment and Other Costs	Total
Accrual balance at December 31, 2017	$113,474	$9,626	$123,100
Restructuring charges	1,818	(497)	1,321
Payments and other	(38,469)	(4,475)	(42,944)
Accrual balance at March 31, 2018	$76,823	$4,654	$81,477

The following table summarizes the activity for the 2016 Restructuring Plan:
	Severance and Other Employee Related Costs	Facility Realignment and Other Costs	Total
Restructuring charges incurred in 2016	$215,420	$11,157	$226,577
Payments and other	(113,301)	(2,760)	(116,061)
Accrual balance at December 31, 2016	102,119	8,397	110,516
Restructuring charges	142,679	7,243	149,922
Payments and other	(131,324)	(6,014)	(137,338)
Accrual balance at December 31, 2017	$113,474	$9,626	$123,100